Earnings per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share
Weighted-average number of common shares outstanding (basic)	224,326,353	223,914,164	224,310,426	219,781,884
Effect of dilutive share-based awards	893,628	1,821,871	1,070,275	1,821,871
Weighted-average number of common shares (diluted)	225,219,981	223,914,164	225,380,701	219,781,884